Risk information - Liquidity reserve (Details) - Liquidity risk - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Risk information
New lending capacity, target	2 months
Maximum remaining maturity for commercial paper and corporate bonds with BBB minus rating to be permissible	1 year
Maturity term of revolving borrowing programs	1 year
Maturity term of swingline facility	1 year
Period of monitoring the liquidity coverage ratio	30 days
Period of cashflow forecast	1 year
Period of estimated net stable funding ratio	1 year
Liquidity Reserve	kr 42.4		kr 23.3
Credit facility with the Swedish National Debt Office
Risk information
Credit facility, granted by the government	125.0	kr 125.0	125.0
SKR
Risk information
Liquidity Reserve	27.7		10.1
EUR
Risk information
Liquidity Reserve	5.6		6.3
USD
Risk information
Liquidity Reserve	7.7		6.5
Other currency
Risk information
Liquidity Reserve	1.4		0.4
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Risk information
Liquidity Reserve	18.0		12.2
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | SKR
Risk information
Liquidity Reserve	4.7		1.5
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Risk information
Liquidity Reserve	4.8		3.8
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Risk information
Liquidity Reserve	7.1		6.5
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | Other currency
Risk information
Liquidity Reserve	1.4		0.4
Securities issued or guaranteed by municipalities or other public entities
Risk information
Liquidity Reserve	13.3		7.8
Securities issued or guaranteed by municipalities or other public entities | SKR
Risk information
Liquidity Reserve	11.9		5.3
Securities issued or guaranteed by municipalities or other public entities | EUR
Risk information
Liquidity Reserve	0.8		2.5
Securities issued or guaranteed by municipalities or other public entities | USD
Risk information
Liquidity Reserve	0.6
Covered bonds issued by other institutions
Risk information
Liquidity Reserve	11.1		3.0
Covered bonds issued by other institutions | SKR
Risk information
Liquidity Reserve	kr 11.1		3.0
Balances with other banks and National Debt Office
Risk information
Liquidity Reserve			0.3
Balances with other banks and National Debt Office | SKR
Risk information
Liquidity Reserve			kr 0.3